7. Common Stock (June 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Common stock Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	600,000,000	600,000,000	600,000,000	600,000,000
Common stock, Issued	2,532,064	2,352,165	2,532,064	603,020
Common stock, outstanding	2,532,064	2,352,165	2,532,064	603,020
Stock issued in exchange of strategic advisory services, shares			90,000
Fair value of stock compensation	$ 39,177		$ 13,059
Options Exercised [Member]
Stock issued upon exercise of options, shares			296,865
Options exercised, exercise price			$ 0.11
Proceeds from options exercised			$ 31,806
Private Placement [Member]
Stock issued new, shares		2,342,924	3,211,108	314,500
Proceeds from private placement		$ 1,215,750	$ 1,524,350	$ 62,900